Net fee and commission income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Fee type
Revenue from contracts with customers	£ 7,549	£ 7,274
Other non-contract fee income	115	118
Fee and commission income	7,664	7,392	[1]	£ 7,424	[1],[2]
Fee and commission expense	(1,992)	(1,785)	[1]	(1,726)	[1],[2]
Net fee and commission income	5,672	5,607	[1]	5,698	[1],[2]
Transactional [member]
Fee type
Revenue from contracts with customers	2,809	2,614
Advisory [member]
Fee type
Revenue from contracts with customers	904	850
Brokerage and execution [member]
Fee type
Revenue from contracts with customers	1,131	1,073
Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	2,358	2,462
Other [member]
Fee type
Revenue from contracts with customers	347	275
Banking, investment management and credit related fees and commissions [member]
Fee type
Fee and commission income				7,352
Foreign exchange commission [member]
Fee type
Fee and commission income				£ 72
Operating segments [member] | Corporate and investment bank [member]
Fee type
Revenue from contracts with customers	4,742	4,626
Other non-contract fee income	110	114
Fee and commission income	4,852	4,740
Fee and commission expense	(743)	(657)
Net fee and commission income	4,109	4,083
Operating segments [member] | Corporate and investment bank [member] | Transactional [member]
Fee type
Revenue from contracts with customers	391	366
Operating segments [member] | Corporate and investment bank [member] | Advisory [member]
Fee type
Revenue from contracts with customers	821	772
Operating segments [member] | Corporate and investment bank [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	1,082	1,002
Operating segments [member] | Corporate and investment bank [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	2,358	2,462
Operating segments [member] | Corporate and investment bank [member] | Other [member]
Fee type
Revenue from contracts with customers	90	24
Operating segments [member] | Consumer, cards and payments [member]
Fee type
Revenue from contracts with customers	2,777	2,619
Other non-contract fee income	5	4
Fee and commission income	2,782	2,623
Fee and commission expense	(1,249)	(1,128)
Net fee and commission income	1,533	1,495
Operating segments [member] | Consumer, cards and payments [member] | Transactional [member]
Fee type
Revenue from contracts with customers	2,418	2,248
Operating segments [member] | Consumer, cards and payments [member] | Advisory [member]
Fee type
Revenue from contracts with customers	83	78
Operating segments [member] | Consumer, cards and payments [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	49	71
Operating segments [member] | Consumer, cards and payments [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	0	0
Operating segments [member] | Consumer, cards and payments [member] | Other [member]
Fee type
Revenue from contracts with customers	227	222
Head Office [member]
Fee type
Revenue from contracts with customers	30	29
Other non-contract fee income	0	0
Fee and commission income	30	29
Fee and commission expense	0	0
Net fee and commission income	30	29
Head Office [member] | Transactional [member]
Fee type
Revenue from contracts with customers	0	0
Head Office [member] | Advisory [member]
Fee type
Revenue from contracts with customers	0	0
Head Office [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	0	0
Head Office [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	0	0
Head Office [member] | Other [member]
Fee type
Revenue from contracts with customers	£ 30	£ 29

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39